Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Leases [Abstract]
Rental expenses for all operating lease	$ 64.3	$ 61.3	$ 57.5